Financial instruments (Details Textual)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Canada Deposit Insurance Corporation [Member] CAD	Dec. 31, 2012 Canadian Provincial Government [Member] CAD	Dec. 31, 2012 Currency Risk [Member] USD ($)	Dec. 31, 2012 Currency Risk [Member] CAD	Dec. 31, 2011 Currency Risk [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Concentration Risk, Percentage									0.25%	1.80%
Deposits				900,000	5,200,000		15,200,000
Accounts Payable and Accrued Liabilities		2,100,000
Accounts Payable, Trade, Current		1,000,000
Assets, Current, Total		18,153,585	24,035,462			7,500,000		18,900,000
Accounts payable and accrued liabilities		2,480,741	1,045,236			2,700,000		900,000
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Change In Foreign Exchange Rate	10.00%
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Net Loss	400,000
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Change In Basis Points	100
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Net Loss Of Interest Rate	$ 200,000